Financial Risk Management - Additional Information (Detail) € in Millions, kr in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2022 USD ($)	May 31, 2022 USD ($)	Feb. 28, 2022 EUR (€)	Dec. 31, 2022 SEK (kr) Arrangements	Dec. 31, 2021 SEK (kr) Arrangements	Dec. 31, 2020 SEK (kr)	Dec. 31, 2022 USD ($) Arrangements	Dec. 31, 2021 USD ($) Arrangements
Disclosure Of Financial Risk Management [Line Items]
Description of objectives, policies and processes for managing risk				In order to spread the FX execution risk over the year, 14% of each of the next six months forecasted sales and purchases in EAB are hedged monthly. This excludes volume in the 7 to 18 month cash flow hedge program. The hedged volumes are funded by internal loans from its parent company which are not hedged, therefore the FX impact on revaluation of the loan is recognized in net FX as incurred.
Outstanding loan at year-end | $							$ 149	$ 728
Average balance over the year | $							$ 529	$ 926
Net gain on the hedge loan balances				kr 897.0
Percentage of probability level				99.00%
Description of Sensitivity analysis				The Company uses the Value at Risk (VaR) methodology to measure foreign exchange and interest rate risks managed by the treasury function. This statistical method expresses the maximum potential loss that can arise with a certain degree of probability during a certain period of time. For the VaR measurement, the Company has chosen a probability level of 99% and a one-day time horizon.
Percentage of risk at confidence level				99.00%
Maximum foreign exchange positions				kr 45.0
Average of value at risk calculated				21.0	kr (15.3)
Sensitivity to interest rate increase of 1 basis point				0.0
Trade receivables and contract assets				58,256.0	55,905.0
Contract assets				9,843.0	10,506.0
Provisions for expected credit losses on trade receivables and contract assets				2,492.0	2,398.0
Receivables write-offs				70.0	163.0
Receivables subject to enforcement				kr 4.0	0.0
Information about major customers				the five largest facilities represented 74% (70%) of the customer finance exposure.
Customer finance credits				kr 7,758.0	5,239.0
Carrying value of customer finance credits				kr 5,370.0	kr 3,287.0
Total customer finance arrangements | Arrangements				73	81		73	81
Unutilized customer finance commitments				kr 54,086.0	kr 47,344.0
Fair value revaluations for customer finance				(15.0)	350.0
Customer finance credit realized losses				(17.0)	347.0
Credit exposure				800.0	300.0
Repayment of borrowings				16,029.0	5,791.0	kr 9,031.0
Proceeds from issuance of borrowings				kr 10,755.0	kr 7,882.0	kr 3,219.0
Free Cash Flow Before Merger And Acquisition Of Net Sales				8.20%	13.80%
Long term borrowings average maturity duration				3 years 9 months 18 days	3 years 6 months
Ericssons Sustainability KPIs Revolving Credit Facility [Member]
Disclosure Of Financial Risk Management [Line Items]
Committed credit facilities amount | $	$ 2,000
Euro Medium Term Note Program [member]
Disclosure Of Financial Risk Management [Line Items]
Borrowings maturity			2027
Proceeds from issuance of borrowings | €			€ 750
SEC Registered Program [member]
Disclosure Of Financial Risk Management [Line Items]
Repayment of borrowings | $		$ 1,000
Middle East and Africa [member]
Disclosure Of Financial Risk Management [Line Items]
Aggregate percentage of customer finance exposure				30.00%	44.00%
South East Asia, Oceania and India [member]
Disclosure Of Financial Risk Management [Line Items]
Aggregate percentage of customer finance exposure				18.00%	6.00%
North America [member]
Disclosure Of Financial Risk Management [Line Items]
Aggregate percentage of customer finance exposure				24.00%	32.00%
Europe And Latin America [Member]
Disclosure Of Financial Risk Management [Line Items]
Aggregate percentage of customer finance exposure				27.00%	17.00%
Interest Bearing Assets [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point				kr (2.0)
Interest bearing liabilities [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point				kr 8.0
Trade receivables [member]
Disclosure Of Financial Risk Management [Line Items]
Concentrations of risk				45.00%	(47.00%)
Contract assets [member]
Disclosure Of Financial Risk Management [Line Items]
Contract assets				kr 1.0	kr 1.0
Exchange rate risk [member]
Disclosure Of Financial Risk Management [Line Items]
SEK exchange rate				14
Currency risk [member]
Disclosure Of Financial Risk Management [Line Items]
Net unrealized revaluation gain on hedged loans				kr 294.0
Net realized loss on hedged loans				kr 1,191.0
Bottom of range [Member] | Scenario Forecast [Member]
Disclosure Of Financial Risk Management [Line Items]
Free Cash Flow Before Merger And Acquisition Of Net Sales				9.00%
Top of range [Member] | Scenario Forecast [Member]
Disclosure Of Financial Risk Management [Line Items]
Free Cash Flow Before Merger And Acquisition Of Net Sales				12.00%
Top of range [Member] | Interest Bearing Assets [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point				kr 10.0
Top of range [Member] | Interest bearing liabilities [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point				kr 1.5	kr 1.1